NOTE 11 - EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
Dec. 31, 2017
NOTE 11 - EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Expected life	5 years
Dividend yield	0.00%
Minimum [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	1.36%
Expected volatility	98.38%
Maximum [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	1.99%
Expected volatility	101.86%